Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–63.93%
Aerospace & Defense–2.23%
Raytheon Technologies Corp.	1,352,475	$133,516,332
Textron, Inc.	1,960,600	139,947,628
		273,463,960
Apparel Retail–1.24%
TJX Cos., Inc. (The)(b)	1,904,217	152,432,571
Application Software–0.45%
Splunk, Inc.(b)(c)	705,130	54,774,498
Asset Management & Custody Banks–0.71%
KKR & Co., Inc., Class A	1,674,912	86,961,431
Automobile Manufacturers–1.85%
General Motors Co.	5,585,674	226,554,937
Building Products–1.29%
Johnson Controls International PLC	2,378,035	157,996,645
Cable & Satellite–1.47%
Charter Communications, Inc., Class A(b)(c)	212,952	83,325,988
Comcast Corp., Class A	2,629,207	96,334,145
		179,660,133
Casinos & Gaming–0.76%
Las Vegas Sands Corp.(b)(c)	1,976,631	92,585,396
Communications Equipment–1.08%
Cisco Systems, Inc.	2,665,576	132,532,439
Consumer Finance–0.69%
American Express Co.	539,701	85,051,481
Data Processing & Outsourced Services–1.40%
Fiserv, Inc.(c)	807,420	84,262,351
PayPal Holdings, Inc.(c)	1,117,952	87,658,617
		171,920,968
Distillers & Vintners–0.89%
Diageo PLC (United Kingdom)	2,343,239	108,879,685
Diversified Banks–4.61%
Bank of America Corp.	6,323,934	239,360,902
Wells Fargo & Co.	6,788,189	325,493,662
		564,854,564
Electric Utilities–0.90%
American Electric Power Co., Inc.	691,886	66,974,565
Exelon Corp.	1,031,809	42,685,938
		109,660,503
Electrical Components & Equipment–0.63%
Emerson Electric Co.	804,789	77,074,643
Electronic Manufacturing Services–0.58%
TE Connectivity Ltd. (Switzerland)	563,630	71,085,016
Shares		Value
Fertilizers & Agricultural Chemicals–1.04%
Corteva, Inc.	1,892,103	$127,073,637
Food Distributors–1.32%
Sysco Corp.	972,732	84,151,045
US Foods Holding Corp.(c)	2,131,746	77,979,269
		162,130,314
Gold–0.47%
Barrick Gold Corp. (Canada)	3,556,107	58,035,666
Health Care Distributors–0.72%
McKesson Corp.	232,530	88,752,050
Health Care Equipment–1.51%
Medtronic PLC	1,398,233	110,516,336
Zimmer Biomet Holdings, Inc.	615,967	73,977,637
		184,493,973
Health Care Facilities–0.62%
Universal Health Services, Inc., Class B	582,097	76,167,392
Health Care Services–1.94%
Cigna Corp.	473,543	155,743,558
CVS Health Corp.	799,748	81,478,326
		237,221,884
Hotels, Resorts & Cruise Lines–0.71%
Booking Holdings, Inc.(c)	42,023	87,384,727
Industrial Machinery–1.28%
Parker-Hannifin Corp.	522,623	156,232,920
Insurance Brokers–0.96%
Willis Towers Watson PLC	478,493	117,785,837
Integrated Oil & Gas–2.89%
Chevron Corp.	852,366	156,247,212
Exxon Mobil Corp.	1,777,327	197,887,588
		354,134,800
Interactive Media & Services–0.44%
Meta Platforms, Inc., Class A(c)	453,667	53,578,073
Internet & Direct Marketing Retail–0.76%
Amazon.com, Inc.(c)	958,873	92,569,599
Investment Banking & Brokerage–3.31%
Charles Schwab Corp. (The)(b)	1,553,767	128,247,928
Goldman Sachs Group, Inc. (The)	378,538	146,172,449
Morgan Stanley(b)	1,414,205	131,620,059
		406,040,436
IT Consulting & Other Services–1.16%
Cognizant Technology Solutions Corp., Class A	2,288,200	142,348,922
Managed Health Care–1.39%
Centene Corp.(c)	1,173,545	102,157,093

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Managed Health Care–(continued)
Elevance Health, Inc.	128,572	$68,518,590
		170,675,683
Movies & Entertainment–0.87%
Walt Disney Co. (The)(c)	1,083,434	106,035,686
Multi-line Insurance–1.69%
American International Group, Inc.	3,276,920	206,806,421
Oil & Gas Exploration & Production–4.32%
ConocoPhillips	2,350,242	290,278,390
Devon Energy Corp.	1,825,693	125,096,484
Pioneer Natural Resources Co.	481,465	113,620,925
		528,995,799
Other Diversified Financial Services–0.18%
Voya Financial, Inc.(b)	343,109	22,638,332
Pharmaceuticals–5.41%
Bristol-Myers Squibb Co.(b)	1,928,860	154,848,881
GSK PLC	3,129,226	53,156,804
Johnson & Johnson	843,192	150,088,176
Merck & Co., Inc.	1,727,040	190,181,645
Sanofi (France)	1,266,231	114,399,611
		662,675,117
Railroads–1.04%
CSX Corp.	3,887,563	127,084,434
Real Estate Services–1.48%
CBRE Group, Inc., Class A(c)	2,284,879	181,876,368
Regional Banks–1.83%
Citizens Financial Group, Inc.	3,519,111	149,139,924
PNC Financial Services Group, Inc. (The)(b)	442,739	74,495,264
		223,635,188
Semiconductor Equipment–0.67%
Lam Research Corp.	174,675	82,512,977
Semiconductors–2.16%
Intel Corp.	1,981,834	59,593,748
Micron Technology, Inc.	890,739	51,351,103
NXP Semiconductors N.V. (China)	427,640	75,196,218
QUALCOMM, Inc.	624,535	78,997,432
		265,138,501
Tobacco–0.89%
Philip Morris International, Inc.	1,088,761	108,516,809
Trading Companies & Distributors–0.77%
Ferguson PLC(b)	802,525	94,080,006
Wireless Telecommunication Services–1.32%
T-Mobile US, Inc.(c)	1,065,794	161,425,159
Total Common Stocks & Other Equity Interests (Cost $5,450,861,774)		7,831,535,580
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–18.12%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	$5,451,795
Aerospace & Defense–0.22%
Boeing Co. (The), 5.81%, 05/01/2050(b)	16,525,000	15,617,660
Lockheed Martin Corp., 4.15%, 06/15/2053	5,231,000	4,587,393
Precision Castparts Corp., 2.50%, 01/15/2023	4,150,000	4,134,208
Raytheon Technologies Corp., 4.45%, 11/16/2038	3,239,000	2,976,987
		27,316,248
Agricultural Products–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,069,083
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	4,119,832
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,033,038
		6,152,870
Airlines–0.27%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,602,305	2,232,212
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	16,208,000	12,228,936
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	11,355,000	9,390,585
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	3,061,427	2,942,639
Series 2014-2, Class A, 3.75%, 09/03/2026	3,316,282	3,057,849
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,276,974	3,675,252
		33,527,473
Alternative Carriers–0.21%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	28,911,000	25,748,859
Application Software–1.01%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)	51,429,000	47,134,679
salesforce.com, inc., 2.70%, 07/15/2041	10,414,000	7,711,439
Splunk, Inc., Conv., 1.13%, 06/15/2027	76,768,000	63,679,056
Workday, Inc., 3.50%, 04/01/2027(b)	5,033,000	4,760,736
		123,285,910
Asset Management & Custody Banks–0.18%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(e)	4,260,000	4,181,988
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,432,034
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(e)	$3,217,000	$2,895,101
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(e)	11,051,000	10,445,971
		21,955,094
Automobile Manufacturers–0.24%
American Honda Finance Corp., 2.05%, 01/10/2023	14,694,000	14,653,423
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,369,748
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,419,666
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(b)	5,448,000	4,757,572
		29,200,409
Biotechnology–1.28%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,858,230
4.05%, 11/21/2039	13,812,000	12,084,187
4.85%, 06/15/2044	5,815,000	5,452,487
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(e)	24,329,000	25,289,995
Halozyme Therapeutics, Inc.,
Conv., 0.25%, 03/01/2027	49,785,000	48,011,409
1.00%, 08/15/2028(e)	5,938,000	7,006,840
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	16,496,000	19,599,310
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	32,475,244
		156,777,702
Brewers–0.24%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,443,643
4.90%, 02/01/2046	6,301,000	5,904,610
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(b)(e)	9,734,000	9,221,383
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,267,539
		28,837,175
Broadcasting–0.06%
Discovery Communications LLC, 4.90%, 03/11/2026(b)	3,773,000	3,669,495
Paramount Global, 4.00%, 01/15/2026	3,773,000	3,614,847
		7,284,342
Cable & Satellite–1.41%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)	51,123,000	39,262,464
1.13%, 03/15/2028	26,544,000	19,085,136
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025(b)	5,660,000	5,574,057
Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
3.15%, 03/01/2026(b)	$11,319,000	$10,836,028
4.15%, 10/15/2028	9,915,000	9,629,030
3.90%, 03/01/2038	8,010,000	7,014,631
2.89%, 11/01/2051	3,128,000	2,091,644
2.94%, 11/01/2056	4,539,000	2,948,832
Cox Communications, Inc., 2.95%, 10/01/2050(e)	2,044,000	1,255,352
DISH Network Corp., Conv., 3.38%, 08/15/2026	77,983,000	50,688,950
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(e)(f)	25,086,000	24,051,203
		172,437,327
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(e)	4,638,000	5,099,095
Computer & Electronics Retail–0.19%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	1,930,000	1,931,308
6.02%, 06/15/2026	21,095,000	21,554,775
8.35%, 07/15/2046	69,000	80,864
		23,566,947
Consumer Finance–0.39%
American Express Co.,
3.38%, 05/03/2024	24,770,000	24,290,033
3.63%, 12/05/2024	3,423,000	3,349,003
Capital One Financial Corp., 3.20%, 01/30/2023	10,060,000	10,033,745
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,362,867
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,184,386
		48,220,034
Data Processing & Outsourced Services–0.41%
Block, Inc., Conv., 0.13%, 03/01/2025	45,518,000	44,664,537
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,141,603
		49,806,140
Diversified Banks–0.93%
Bank of America Corp.,
3.25%, 10/21/2027	5,705,000	5,263,095
2.57%, 10/20/2032(g)	8,683,000	6,920,682
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(e)	6,875,000	6,789,234
Citigroup, Inc.,
3.67%, 07/24/2028(g)(h)	5,405,000	5,008,097
6.68%, 09/13/2043	8,000,000	8,754,779
5.30%, 05/06/2044(b)	2,765,000	2,573,001
4.75%, 05/18/2046	4,145,000	3,540,796
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(b)(g)	18,945,000	17,620,177
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026(b)	$4,365,000	$4,155,523
3.51%, 01/23/2029(g)(h)	11,170,000	10,223,335
4.26%, 02/22/2048(g)(h)	5,355,000	4,581,851
3.90%, 01/23/2049(g)(h)	11,170,000	8,932,216
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(e)	545,000	535,700
Societe Generale S.A. (France), 5.00%, 01/17/2024(e)	7,365,000	7,263,538
U.S. Bancorp, Series W, 3.10%, 04/27/2026(b)	3,245,000	3,083,161
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	6,632,661
4.10%, 06/03/2026	4,515,000	4,393,006
4.65%, 11/04/2044	9,115,000	7,921,415
		114,192,267
Diversified Capital Markets–0.05%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(e)	6,536,000	6,143,271
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,402,648
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032	10,561,000	8,134,054
Drug Retail–0.07%
CVS Pass-Through Trust, 6.04%, 12/10/2028	4,917,877	4,937,574
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(b)	4,519,000	4,031,922
		8,969,496
Electric Utilities–0.47%
Electricite de France S.A. (France), 4.88%, 01/22/2044(e)	9,110,000	7,180,706
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,797,921
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	24,780,000	24,527,839
3.55%, 05/01/2027	5,572,000	5,287,577
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,470,421
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	384,683
Xcel Energy, Inc.,
0.50%, 10/15/2023	5,750,000	5,517,345
3.50%, 12/01/2049	10,280,000	7,622,003
		57,788,495
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031(b)	2,729,000	2,177,183
Health Care Equipment–0.48%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,225,910
Principal Amount		Value
Health Care Equipment–(continued)
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	$42,831,000	$41,481,824
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,511,121
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(e)	12,393,000	11,318,527
		58,537,382
Health Care Services–0.14%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	3,061,485
CVS Health Corp., 3.38%, 08/12/2024	3,740,000	3,656,581
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	2,694,000	2,376,013
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,630,671
		16,724,750
Health Care Technology–0.30%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(e)	8,340,000	9,067,724
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	36,636,000	27,956,931
		37,024,655
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052(b)	4,741,000	3,883,657
Homebuilding–0.01%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	1,721,384
Hotels, Resorts & Cruise Lines–0.41%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(d)	52,169,000	43,926,298
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	4,265,000	5,976,545
		49,902,843
Industrial Conglomerates–0.20%
Siemens Financieringsmaatschappij N.V. (Germany), 0.40%, 03/11/2023(e)	24,780,000	24,495,115
Industrial Machinery–0.23%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	33,206,000	28,573,763
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,402,967
Integrated Oil & Gas–0.36%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,887,751
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,354,001
Exxon Mobil Corp.,
2.71%, 03/06/2025	5,658,000	5,442,713
3.04%, 03/01/2026	11,316,000	10,843,175
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025(b)	$11,316,000	$11,003,700
		43,531,340
Integrated Telecommunication Services–0.33%
AT&T, Inc.,
4.30%, 02/15/2030	3,526,000	3,353,886
3.50%, 09/15/2053	7,328,000	5,185,560
3.55%, 09/15/2055	4,562,000	3,206,965
3.80%, 12/01/2057	3,619,000	2,632,745
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	2,860,676
5.21%, 03/08/2047	6,725,000	5,502,228
Verizon Communications, Inc.,
3.38%, 02/15/2025(b)	13,206,000	12,899,042
3.40%, 03/22/2041	5,788,000	4,450,026
		40,091,128
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,377,988
Interactive Media & Services–0.26%
Snap, Inc., Conv., 0.75%, 08/01/2026	33,200,000	28,987,750
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	3,197,000	2,554,403
		31,542,153
Internet & Direct Marketing Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,412,309
Internet Services & Infrastructure–0.22%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	26,992,875
Investment Banking & Brokerage–1.40%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025(b)	5,807,000	5,698,119
2.91%, 07/21/2042(g)	3,205,000	2,272,995
GS Finance Corp.,
Series 0003, Conv., 0.00%, 07/19/2029(d)(e)	62,330,000	64,885,530
1.00%, 07/30/2029	62,338,000	60,605,004
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(e)	16,590,000	15,470,175
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(e)	16,603,000	15,581,916
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	6,734,332
		171,248,071
Life & Health Insurance–0.50%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(b)	8,671,000	8,288,793
Athene Global Funding, 2.75%, 06/25/2024(e)	2,890,000	2,750,309
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,611,872
Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(e)	$20,728,000	$18,614,573
Guardian Life Global Funding, 2.90%, 05/06/2024(b)(e)	7,450,000	7,238,811
Jackson National Life Global Funding, 3.25%, 01/30/2024(b)(e)	4,885,000	4,755,800
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(e)	4,250,000	3,767,009
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,935,657
		60,962,824
Managed Health Care–0.24%
Humana, Inc., 0.65%, 08/03/2023	24,885,000	24,152,716
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,820,914
		28,973,630
Movies & Entertainment–0.30%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(e)	3,159,000	3,032,640
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026(b)	3,773,000	3,603,590
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025(e)	16,392,000	15,673,915
5.05%, 03/15/2042(e)	7,965,000	6,385,587
5.14%, 03/15/2052(e)	9,886,000	7,671,586
		36,367,318
Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047(b)	6,015,000	5,052,101
Sempra Energy, 3.80%, 02/01/2038	5,871,000	4,787,616
		9,839,717
Oil & Gas Exploration & Production–0.14%
Cameron LNG LLC, 3.70%, 01/15/2039(e)	6,519,000	5,278,579
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,135,425
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(e)	8,336,000	9,886,496
		17,300,500
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(b)	5,068,000	3,949,426
Oil & Gas Storage & Transportation–0.59%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,638,000	1,626,474
4.90%, 03/15/2035	3,640,000	3,285,775
5.30%, 04/01/2044	8,165,000	7,007,929
5.00%, 05/15/2050	7,684,000	6,345,047
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	593,796
4.25%, 02/15/2048	7,354,000	5,942,825
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
4.30%, 06/01/2025	$9,053,000	$8,925,587
5.30%, 12/01/2034	4,203,000	3,998,493
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	18,417,026
4.50%, 04/15/2038	8,564,000	7,355,953
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,586,951
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,204,830
		72,290,686
Other Diversified Financial Services–0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	2,946,205
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(e)	3,975,000	3,589,888
		6,536,093
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	639,161
Paper Packaging–0.02%
International Paper Co., 6.00%, 11/15/2041	2,855,000	2,868,717
Personal Products–0.02%
GSK Consumer Healthcare Capital US LLC, 4.00%, 03/24/2052(b)	2,954,000	2,359,138
Pharmaceuticals–0.50%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(e)	9,800,000	9,311,724
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	5,858,615
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	31,922,000	30,266,046
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,964,000	11,778,558
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	3,795,679
		61,010,622
Property & Casualty Insurance–0.19%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,101,798
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(e)	9,030,000	5,941,689
Markel Corp.,
5.00%, 03/30/2043	4,185,000	3,687,470
5.00%, 05/20/2049	5,140,000	4,517,742
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,808,247
		23,056,946
Railroads–0.26%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	7,363,000	7,317,243
Principal Amount		Value
Railroads–(continued)
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	$3,965,000	$2,990,681
CSX Corp., 5.50%, 04/15/2041	1,660,000	1,701,628
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	3,633,664
Union Pacific Corp.,
3.20%, 05/20/2041(b)	10,131,000	8,052,838
4.15%, 01/15/2045	4,410,000	3,706,858
3.84%, 03/20/2060	5,560,000	4,406,243
		31,809,155
Real Estate Services–0.04%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)	8,143,000	4,926,515
Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	7,450,000	6,869,220
Reinsurance–0.07%
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	5,795,000	5,253,276
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	3,698,217
		8,951,493
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(b)	7,440,000	7,000,414
Retail REITs–0.16%
Kimco Realty Corp., 3.20%, 04/01/2032	12,105,000	10,146,145
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	6,703,179
4.65%, 03/15/2049	2,970,000	2,406,702
		19,256,026
Semiconductors–0.89%
Broadcom, Inc., 3.47%, 04/15/2034(e)	6,975,000	5,543,549
Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	10,214,330
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	51,688,000	57,341,375
Micron Technology, Inc.,
4.66%, 02/15/2030(b)	7,270,000	6,727,839
3.37%, 11/01/2041	1,778,000	1,240,810
Texas Instruments, Inc., 2.63%, 05/15/2024(b)	2,275,000	2,215,034
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(e)	27,139,000	26,256,983
		109,539,920
Specialized Finance–0.07%
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	9,898,000	8,266,604
Specialized REITs–0.32%
American Tower Corp., 1.60%, 04/15/2026(b)	8,541,000	7,588,071
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Specialized REITs–(continued)
Crown Castle, Inc.,
2.50%, 07/15/2031(b)	$14,073,000	$11,495,202
4.75%, 05/15/2047	470,000	411,423
EPR Properties, 4.75%, 12/15/2026	17,525,000	15,643,945
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	4,407,926
		39,546,567
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,445,003
Systems Software–0.21%
Microsoft Corp., 3.50%, 02/12/2035(b)	4,259,000	3,967,159
Oracle Corp., 3.60%, 04/01/2040	10,910,000	8,208,119
VMware, Inc., 1.00%, 08/15/2024	14,992,000	13,966,782
		26,142,060
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,375,665
Technology Hardware, Storage & Peripherals–0.24%
Apple, Inc., 3.35%, 02/09/2027(b)	3,495,000	3,384,126
Western Digital Corp., Conv., 1.50%, 02/01/2024	27,606,000	26,405,139
		29,789,265
Tobacco–0.21%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	11,642,344
Philip Morris International, Inc.,
3.60%, 11/15/2023(b)	3,940,000	3,887,237
4.88%, 11/15/2043	11,740,000	10,142,537
		25,672,118
Trading Companies & Distributors–0.08%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	614,820
4.25%, 09/15/2024	4,355,000	4,280,187
Aircastle Ltd., 4.40%, 09/25/2023(b)	5,510,000	5,453,365
		10,348,372
Trucking–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(e)	7,745,000	7,324,200
Wireless Telecommunication Services–0.25%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	5,650,592
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(b)	6,080,000	5,024,101
4.30%, 02/15/2048	8,020,000	6,251,174
Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.70%, 03/15/2032	$10,676,000	$8,771,475
3.40%, 10/15/2052	7,422,000	5,195,533
		30,892,875
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,449,842,121)		2,220,316,547
U.S. Treasury Securities–11.60%
U.S. Treasury Bills–0.01%
3.75% - 3.76%, 03/09/2023(i)(j)	70,000	69,193
4.54%, 05/11/2023(i)(j)	752,000	736,949
		806,142
U.S. Treasury Bonds–1.13%
4.50%, 02/15/2036	5,525,000	6,030,559
4.00%, 11/15/2042	56,177,900	56,458,790
3.00%, 08/15/2052	88,882,000	76,132,988
		138,622,337
U.S. Treasury Notes–10.46%
4.50%, 11/30/2024	312,913,000	313,866,408
4.50%, 11/15/2025	227,929,000	230,511,007
3.88%, 11/30/2027	387,054,900	388,536,593
3.88%, 11/30/2029	277,263,000	279,710,711
4.13%, 11/15/2032	66,761,300	69,379,595
		1,282,004,314
Total U.S. Treasury Securities (Cost $1,413,765,938)		1,421,432,793
Shares
Preferred Stocks–0.56%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	24,980,760
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)(h)	142,800	3,315,816
Oil & Gas Storage & Transportation–0.33%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	40,160,015
Total Preferred Stocks (Cost $63,824,606)		68,456,591
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.13%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.50%, 05/01/2029	$1	1
6.75%, 03/15/2031	7,000,000	8,312,319
5.50%, 02/01/2037	3	3
		8,312,323
Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	6,315,000	7,404,202
7.00%, 07/01/2032	4,565	4,556
		7,408,758
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	$7,770	$7,835
7.50%, 12/20/2030	525	558
		8,393
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,466,151)		15,729,474

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,779,000)	4,779,000	5,102,362
Shares
Money Market Funds–5.39%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(k)(l)	232,915,464	232,915,465
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(k)(l)	161,290,100	161,338,487
Invesco Treasury Portfolio, Institutional Class, 3.76%(k)(l)	266,189,102	266,189,102
Total Money Market Funds (Cost $660,324,084)		660,443,054
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $10,060,863,674)		12,223,016,401
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.29%
Invesco Private Government Fund, 3.83%(k)(l)(m)	45,508,788	$45,508,787
Invesco Private Prime Fund, 4.15%(k)(l)(m)	112,511,872	112,534,371
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $158,022,238)		158,043,158
TOTAL INVESTMENTS IN SECURITIES–101.06% (Cost $10,218,885,912)		12,381,059,559
OTHER ASSETS LESS LIABILITIES—(1.06)%		(129,603,988)
NET ASSETS–100.00%		$12,251,455,571
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Zero coupon bond issued at a discount.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $401,201,702, which represented 3.27% of the Fund’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$193,530,051	$120,727,860	$(81,342,446)	$-	$-	$232,915,465	$1,741,818
Invesco Liquid Assets Portfolio, Institutional Class	133,184,545	86,234,186	(58,101,748)	17,456	4,048	161,338,487	1,228,930
Invesco Treasury Portfolio, Institutional Class	221,177,201	137,974,698	(92,962,797)	-	-	266,189,102	1,989,726
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,966,219	247,590,380	(251,047,812)	-	-	45,508,787	437,699*
Invesco Private Prime Fund	125,913,139	457,437,095	(470,835,217)	10,637	8,717	112,534,371	1,223,263*
Total	$722,771,155	$1,049,964,219	$(954,290,020)	$28,093	$12,765	$818,486,212	$6,621,436

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	114	March-2023	$(12,377,016)	$(66,061)	$(66,061)
U.S. Treasury 10 Year Notes	243	March-2023	(27,580,500)	(132,890)	(132,890)
Total Futures Contracts				$(198,951)	$(198,951)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/16/2022	State Street Bank & Trust Co.	USD	4,332,114	EUR	4,185,198	$27,923
12/16/2022	State Street Bank & Trust Co.	USD	8,061,318	GBP	6,841,005	187,755
Subtotal—Appreciation						215,678
Currency Risk
12/16/2022	Bank of New York Mellon (The)	GBP	102,526,356	USD	117,748,855	(5,880,287)
12/16/2022	State Street Bank & Trust Co.	EUR	86,977,713	USD	87,336,388	(3,274,862)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/16/2022	State Street Bank & Trust Co.	GBP	2,606,397	USD	3,100,843	$(42,023)
Subtotal—Depreciation						(9,197,172)
Total Forward Foreign Currency Contracts						$(8,981,494)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,555,099,480	$276,436,100	$—	$7,831,535,580
U.S. Dollar Denominated Bonds & Notes	—	2,220,316,547	—	2,220,316,547
U.S. Treasury Securities	—	1,421,432,793	—	1,421,432,793
Preferred Stocks	68,456,591	—	—	68,456,591
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,729,474	—	15,729,474
Municipal Obligations	—	5,102,362	—	5,102,362
Money Market Funds	660,443,054	158,043,158	—	818,486,212
Total Investments in Securities	8,283,999,125	4,097,060,434	—	12,381,059,559
Other Investments - Assets*
Forward Foreign Currency Contracts	—	215,678	—	215,678
Other Investments - Liabilities*
Futures Contracts	(198,951)	—	—	(198,951)
Forward Foreign Currency Contracts	—	(9,197,172)	—	(9,197,172)
	(198,951)	(9,197,172)	—	(9,396,123)
Total Other Investments	(198,951)	(8,981,494)	—	(9,180,445)
Total Investments	$8,283,800,174	$4,088,078,940	$—	$12,371,879,114

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund